OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Schedule of Revenues and Operating Loss by Segments

The following table presents our revenues and operating loss by segments:

	Agriculture	Industry	Human	Unallocated	Total

For the Year Ended December 31, 2020

Revenues	$847	$33	$75	$85	$1,040

Operating loss	$(8,687)	$(333)	$(4,669)	$(11,125)	$(24,814)

Net financing expenses					$(1,360)

Loss before taxes on income					$(26,174)

	Agriculture	Industry	Human	Unallocated	Total

For the Year Ended December 31, 2019

Revenues	$651	$26	$-	$76	$753

Operating loss	$(10,062)	$(419)	$(3,219)	$(7,466)	$(21,166)

Net financing income					$2,075

Loss before taxes on income					$(19,091)

	Agriculture	Industry	Human	Unallocated	Total

For the Year Ended December 31, 2018

Revenues	$1,641	$106	$-	$-	$1,747

Operating loss	$(7,674)	$(456)	$(1,608)	$(10,251)	$(19,989)

Net financing expenses					$(793)

Loss before taxes on income					$(20,782)

Schedule of Major Customers
Revenues from major customers each of whom amounts to 10% or more, of total revenues. The revenues from major customers detailed below were recorded in the Agriculture segment:

	Year ended December 31,
	2020	2019	2018

Customer A (shareholder)	-	-	38%
Customer B	-	-	19%
Customer C	-	*)-	13%
Customer D (subsidiary shareholder)	48%	33%	-
Customer E	-	24%	-
Customer F	-	13%	*)-
Customer G	*)-	13%	-
Customer H	17%	-	-

*) Represents an amount lower than 10%.

Schedule of Geographical Information
Revenues based on the location of the customers, are as follows:

	Year ended December 31,
	2020	2019	2018

United States	65%	33%	57%
Germany	-	2%	13%
Israel	22%	35%	12%
Brazil	11%	28%	6%
Other	2%	2%	12%

	100%	100%	100%

Schedule of Percentage of Non-Current Assets
The carrying amounts of non-current assets (right-of-use-assets, property, plant and equipment property and intangible assets) in the Company's country of domicile (Israel) and in the United States based on the location of the assets, are as follows:

	December 31,
	2020	2019	2018

United States	82%	79%	14%
Israel	18%	21%	86%

	100%	100%	100%